Financial instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash equivalents	$ 0	$ 0
Current derivative assets	64,000	254,000
Non-current derivative assets	0	41,000
Proceeds due on sale of VoIP Supply LLC	$ 0	4,500,000
Foreign currency risk
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Increase (decrease) in total other comprehensive income (loss)	$ 87,000	58,000
Interest rate risk
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	1.00%
Increase (decrease) in finance costs	$ 240,000	$ 402,000